SHAREHOLDERS' EQUITY (Details)	3 Months Ended	9 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares	Jan. 21, 2021 shares	Dec. 07, 2020 shares	Dec. 02, 2020 shares
Shareholders' Equity [Abstract]
Preference shares, shares authorized (in shares)	1,000,000	1,000,000
Preference shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preference shares, shares issued (in shares)	0	0
Preference shares, shares outstanding (in shares)	0	0
Class A ordinary shares, shares subject to possible redemption (in shares)				30,000,000
Stock conversion basis of Class B to Class A common stock at time of initial Business Combination		1
As-converted percentage for Class A common stock after conversion of Class B shares		20.00%
Redeemable Class A Ordinary Shares [Member]
Shareholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1	1
Ordinary shares, shares issued (in shares)	0
Ordinary shares, shares outstanding (in shares)	0	3,000,000
Class A ordinary shares, shares subject to possible redemption (in shares)	30,000,000	30,000,000
Class B Non-redeemable Ordinary Shares [Member]
Shareholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1	1
Ordinary shares, shares issued (in shares)	7,906,250	7,500,000	7,500,000
Ordinary shares, shares outstanding (in shares)	7,906,250	7,500,000	7,500,000
Ordinary shares, subject to forfeiture (in shares)	406,250
Common stock, subject to forfeiture, as a percentage of issued and outstanding shares	20.00%
Sponsor [Member] | Class B Non-redeemable Ordinary Shares [Member]
Shareholders' Equity [Abstract]
Ordinary shares, shares outstanding (in shares)					7,906,250